CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 47,072	$ 16,015	$ 28,124
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,078	7,856	6,488
Share-based compensation	35,964	25,237	17,535
Amortization of premium, net of accretion of discount on marketable securities	293	382	275
Tax benefit related to share-based compensation			(1,466)
Deferred income taxes, net	(7,056)	5,856	(1,130)
Increase in trade receivables	(3,116)	(11,631)	(12,920)
Increase in prepaid expenses and other current and long-term assets	(11,893)	(3,638)	(1,587)
Increase (decrease) in trade payables	1,955	(1,288)	(177)
Increase in short-term and long-term deferred revenues	47,818	31,729	19,117
Increase in employees and payroll accruals	6,896	6,316	2,610
Increase (decrease) in accrued expenses and other current and long-term liabilities	2,114	3,903	(559)
Net cash provided by operating activities	130,125	80,737	56,310
Cash flows from investing activities:
Proceeds from (investment in) short and long-term deposits	1,600	(20,661)	(83,312)
Investment in marketable securities	(61,118)	(43,604)	(40,433)
Proceeds from maturities of marketable securities	37,838	17,355	4,307
Purchase of property and equipment	(8,613)	(6,757)	(2,795)
Payments for business acquisitions, net of cash acquired (Schedule A)	(18,450)	(41,329)
Net cash used in investing activities	(48,743)	(94,996)	(122,233)
Cash flows from financing activities:
Tax benefit related to share-based compensation			1,466
Proceeds from exercise of stock options	17,980	2,624	2,503
Net cash provided by financing activities	17,980	2,624	3,969
Increase (decrease) in cash, cash equivalents and restricted cash	99,362	(11,635)	(61,954)
Cash, cash equivalents and restricted cash at the beginning of the year	162,521	174,156	236,110
Cash, cash equivalents and restricted cash at the end of the year	261,883	162,521	174,156
Non-cash activities:
Purchase of property and equipment on credit	1,613	981	683
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes, net	6,375	3,371	10,577
Estimated fair value of assets acquired and liabilities assumed at the date of acquisition:
Goodwill	82,400	69,217	$ 35,145
Conjur [Member]
Estimated fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding $379 and $21 of cash and cash equivalents acquired)		(451)
Property and equipment		12
Goodwill		34,072
Other intangible assets		6,888
Deferred taxes, net		808
Total		$ 41,329
Vaultive [Member]
Estimated fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding $379 and $21 of cash and cash equivalents acquired)	(996)
Property and equipment	83
Goodwill	13,183
Other intangible assets	5,424
Deferred taxes, net	756
Total	$ 18,450